Income Taxes - Summary of Reconciliation of Income Taxes Expenses (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Profit before income tax	¥ 846,409,045	$ 132,820,049	¥ 1,220,798,253	¥ 3,890,521,771
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 211,602,261	$ 33,205,012	¥ 305,199,563	¥ 972,630,443
Effect of different tax rates	(60,256,708)	(9,455,592)	(272,361,568)	(552,951,519)
Exempt income	0	0	(350,121)	(1,625,772)
Expenses not deductible for tax purposes	62,168,979	9,755,669	73,694,299	4,446,637
Adjustment on current income tax of the previous periods	8,525,032	1,337,763	24,502,181	2,453,713
Deferred only adjustment	26,769,243	4,200,679	0	72,206,605
Research and development super-deduction	(19,928,755)	(3,127,257)	(20,606,639)	(14,587,649)
Tax rate change	(105,024,051)	(16,480,565)	(157,679,128)	(11,870,214)
Changes in valuation allowance	136,626,066	21,439,611	309,581,005	155,531,602
Income tax expenses	¥ 260,482,067	$ 40,875,320	¥ 261,979,592	¥ 626,233,846